Cover	Sep. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41763
Entity Registrant Name	GLOBAL INTERACTIVE TECHNOLOGIES, INC.
Entity Central Index Key	0001911545
Entity Tax Identification Number	88-1368281
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	160, Yeouiseo-ro
Entity Address, Address Line Two	Yeongdeungpo-gu
Entity Address, City or Town	Seoul
Entity Address, Country	KR
Entity Address, Postal Zip Code	07231
City Area Code	82
Local Phone Number	2564-8588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GITS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false